Current Assets and Prepaid Expenses (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Current Assets And Prepaid Expenses
Schedule of Current Assets and Prepaid Expenses

A summary of current assets and prepaid expenses as of September 30, 2019 and March 31, 2019 is as follows:

	September 30, 2019	March 31, 2019
Research and development	$55,578	$324,063
Insurance	110,742	297,945
Other	247,713	166,401
	$414,033	$788,409

A summary of current assets and prepaid expenses as of March 31, 2019 and March 31, 2018 is as follows:

	As of March 31, 2019	As of March 31, 2018
Research and development	$324,063	$-
Insurance	297,945	-
Other	166,401	59,249
	$788,409	$59,249